INCOME TAX AND SOCIAL CONTRIBUTION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax And Social Contribution
Income before income tax and social contribution	R$ 10,208,351	R$ 24,621,610	R$ 32,852,367
Total burden of income tax (25%) and social contribution (20%) at the current rates	(4,593,758)	(11,079,725)	(14,783,565)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	945,756	610,167	189,677
Interest on shareholders’ equity	5,089,859	4,577,308	3,258,040
Other amounts (1)	2,852,557	2,727,410	1,864,285
Income tax and social contribution for the period	R$ 4,294,414	R$ (3,164,840)	R$ (9,471,563)
Effective rate	42.10%	(12.90%)	(28.80%)